Dividend per ordinary share (Tables)	6 Months Ended
Jun. 30, 2024
Dividend per ordinary share [abstract]
Schedule of dividends to shareholders of the parent

Dividends to shareholders of the parent
	Per ordinary share (in EUR)	Total (in EUR million)
Dividends on ordinary shares:
In respect of 2022
- Interim dividend, paid August 2022	0.17	634
- Final dividend, paid May 2023	0.389	1,408
Total dividend in respect of 2022	0.559	2,042
In respect of 2023
- Interim dividend, paid August 2023	0.35	1,260
- Final dividend, paid May 2024	0.756	2,497
Total dividend in respect of 2023	1.106	3,757
In respect of 2024
- Interim dividend declared	0.35	1,149
Total dividend for the period ending 30 June 2024	0.35	1,149